Equity (Details - Assumptions used)	9 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Equity [Abstract]
Stock price	$ 0.0025
Assumptions used - exercise price	$ 0.005
Assumptions used - expected term	2.5 - 5 years
Assumptions used - volatility range	311.87% - 401.47%
Assumptions used - dividend rate	0.00%
Assumptions used - risk-free interest rate range	3.73% - 3.82%
Assumptions used - common stock fair value | $	$ 2,567,176